Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 25,853	$ 23,332
Other comprehensive income (loss)	(1,062)	1,570
Balance, end of period	25,869	25,853
Derecognition of foreign currency translation amount on dispositions	86	0
Net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	2,712	1,059
Other comprehensive income (loss), before tax	(990)	1,653
Accumulated other comprehensive income (loss), before tax, ending balance	1,722	2,712
Hedges of net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(714)	(452)
Other comprehensive income (loss), before tax	54	(262)
Accumulated other comprehensive income (loss), before tax, ending balance	(660)	(714)
Net unrealized foreign currency translation gains (losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	18	4
Balance, beginning of period	2,016	611
Other comprehensive income (loss) tax (expense) recovery	(7)	14
Other comprehensive income (loss)	(943)	1,405
Income tax recovery (expense), ending balance	11	18
Balance, end of period	1,073	2,016
Interest rate hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	72	62
Other comprehensive income (loss), before tax	(37)	10
Accumulated other comprehensive income (loss), before tax, ending balance	35	72
Unrealized employee future benefits (losses) gains (Note 24)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(7)	(9)
Other comprehensive income (loss), before tax	5	2
Accumulated other comprehensive income (loss), before tax, ending balance	(2)	(7)
Cash flow hedges and unrealized employee future benefits (losses) gains
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	(14)	(11)
Balance, beginning of period	51	42
Other comprehensive income (loss) tax (expense) recovery	9	(3)
Other comprehensive income (loss)	(23)	9
Income tax recovery (expense), ending balance	(5)	(14)
Balance, end of period	28	51
Accumulated other comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	2,067	653
Other comprehensive income (loss)	(966)	1,414
Balance, end of period	$ 1,101	$ 2,067